January 22, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Allstate Financial Advisors Separate Account I (“Registrant”)
Allstate Life Insurance Company (“Depositor”)
Post-Effective Amendment No. 12 to Form N-4 Registration Statement
(File Nos. 333-141909 and 811-09327; CIK No.  1085612)

Commissioners:

Registrant is filing the above-referenced Post-Effective Amendment No. 12 (the “Amendment”) with the Commission for the purpose of responding to comments received by telephone from the Commission Staff in connection with Post-Effective Amendment No. 10 filed on November 13, 2009.  The comments are set forth below, with our response immediately following each comment.

A.	Registration Statement

1.  Comment:  Optional Feature for TrueAccumulation – Highest Daily section.  Please identify the bond fund sub-accounts that are available.

Response:  We have listed the available bond fund sub-accounts that are available within TrueAccumulation – Highest Daily in the second paragraph of the section entitled “Optional Feature for True-Accumulation – Highest Daily.”

2.  Comment:  Optional Feature for TrueAccumulation – Highest Daily section.  Please describe how the formula selects the correct bond fund account.

Response:  We have added an additional paragraph as the second paragraph of the section entitled “Optional Feature for TrueAccumulation – Highest Daily.”  The paragraph explains how the formula selects the correct bond fund account and is substantially similar to a paragraph previously reviewed by the Commission Staff in connection with the Highest Daily GRO II benefit available within the Prudential Premier variable annuity offered by Pruco Life Flexible Premium Variable Annuity Account, which was filed with the Commission under File No. 333-130989 on October 22, 2009.

3.   Comment:  Optional Feature for TrueAccumulation – Highest Daily section.  Please add a description as to why it is beneficial for the customer to add the 90% cap option.

Response:  We have included the following disclosure in the second paragraph of the supplement:   “The 90% cap rule thus allows you to maintain a portion of your Account Value invested in your selected variable Sub-accounts.  You should consult with your registered representative to determine if the 90% cap rule is appropriate for you.”

             B.  Financial Statements and Exhibits

All financial statements, exhibits, and other required disclosure is included in this Amendment.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filings, and that Staff comments, or our changes to disclosure in response to Staff comments, do not foreclose the Commission from taking any action with respect to the filings.  In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As counsel to the Registrant, I represent that this Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Securities Act.

If you have any questions, please do not hesitate to call me at 847/402-5745.  My fax number is 847-402-3781.

Very truly yours,

/s/ JOCELYN LIU
----------------------------
Jocelyn Liu

Enclosure

cc:           Thomas S. Clark, Esq.
Prudential Financial